Long-term borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Long-term borrowings

19 Long-term borrowings

Long-term borrowings (debts) as at December 31, 2022 and 2021 consist of the following:

	31/12/22	31/12/21
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022	—	139
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022	—	92
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023	—	621
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2023	2,344	2,946
11.76% fixed long-term debt with final payment due October 2023	116	216
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025	3,215	4,646
2.3% fixed long-term debt with final payment due January 2026	3,451	4,518
No interest rate long-term debt with final payment due September 2027	345	395
0.21% fixed long-term debt with final payment due December 2030	2,916	2,963
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	864	903
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027	4,000	—
0.055% fixed long-term debt with final payment due December 2025	38	—
Total long-term borrowings	17,289	17,439
Less current installments	(5,806)	(3,862)
Long-term borrowings, excluding current installments	11,483	13,577

While in 2021 both the three-month and six-month Euribor (360) were negative, during 2022 they were positive as a result of increased inflation. Therefore, during 2022 actual range of rates are from 0.68% and 4.48%.

In March 2021, the Parent Company, following the sale of its former subsidiary IMPE S.p.A., assumed the residual debt of the loan received by IMPE S.p.A. in 2017 for a nominal amount of 1,000 to be repaid in monthly installments up to August 2022. This loan was paid off regularly in early January 2022.

In 2018, the Romanian subsidiary obtained a long-term debt from a financial institution, amounting to 206. Such loan has installments repayable on a monthly basis starting from October 2020 and ending in December 2022. This loan was paid off regularly in December 2022.

In November 2017, the Company incurred long-term debt for a 2,000 nominal amount with installments payable on a monthly basis and with final payment due June 2023. This long-term debt provides for variable interest installments determined based on the three-month Euribor (360) plus a 1.9% spread. The loan has a residual amount as at 31 December 2022 equal to zero since it was repaid early in January 2022.

A loan of nominal 10,000 was incurred in 2015 by the Romanian subsidiary. The loan was payable on a monthly basis starting from August 2015. In August 2017 and July 2019, the subsidiary negotiated a rescheduling of the loan’s repayment with the bank. In particular, the loan, remaining at year-end in the amount of 2,344 is due by August 2023, and the new amortisation schedule provides for monthly installments and a lump sum repayment of 1,944, due on maturity. The variable interest rate is six-month Euribor (360) plus a 2.5% spread. The loan is guaranteed by a mortgage on the Romanian plant for an amount of 16,628, and is subject to the following covenants: (a) cash receipts >= 60% turnover; (b) earnings before interest, taxes, depreciation and amortisation (EBITDA) >= 4.5%; (c) net debt/EBITDA <= 3; (d) debt service cover ratio >= 1.35. The Romanian subsidiary was in compliance with the covenants required.

In May 2020, the Brazilian subsidiary obtained a long-term loan from a financial institution, amounting to 314. This loan has been obtained as part of the COVID-19 measures to support business approved by the Brazilian government. Such loan has installments repayable on a monthly basis starting from 2020, after the six-month interest-only period, and ending in October 2023. This long-term debt, of which 116 remains at year-end, provides for variable installments determined based on 11.76% interest rate.

In March 2021, the Romanian subsidiary obtained a long-term loan of 5,000 which provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.75% spread. This loan, of which 3,215 remains at year-end, is backed by a 90% state-guarantee and ends in March 2025. The first installment, after the five-month interest only period, was paid on October 2021.

In July 2017, the Company incurred long-term debt for a 7,000 nominal amount with installments payable on a monthly basis, fixed interest rate of 2.3% and with final payment due January 2026. This long-term fixed-rate debt, of which 3,451 remains at year-end, is assisted by a mortgage on the properties located in Matera (Italy) for an amount of 14,000.

In March 2020, the Swiss subsidiary obtained a long-term loan from a financial institution, amounting to 378. This loan has been obtained as part of the COVID-19 measures to support business approved by the Swiss government. Such loan has installments repayable on a six-month basis starting from 2022 and ending in September 2027. This long-term debt, of which 345 remains at year-end, has no interest rate.

In December 2019, the Company incurred long-term debt for a 4,181 nominal amount with installments payable on semi-annual basis, fixed interest rate of 0.21% and with final payment due December 2030. This long-term debt, of which 2,916 remains at year-end, is guaranteed by a mortgage on the properties located in Ginosa, Laterza and Santeramo in Colle (Italy) for a total amount of 13,936.

In December 2019, one of the Italian subsidiaries incurred long-term debt for a 435 nominal amount with installments payable on semi-annual basis and with final payment due January 2035. This long-term debt, of which 863 remains at year-end following a further disbursement obtained in 2021, provides for variable interest installments determined based on the 80% of six-month Euribor (360) plus 0.95% spread. Such loan is guaranteed by a mortgage on the properties located in Pozzuolo del Friuli (Italy) for a total amount of 3,000.

In January 2022, the Parent obtained a long-term loan from a financial institution, amounting to 4,000. This loan, which is guaranteed by an Italian governmental authority, has been made available by the Italian government as part of the COVID-19 measures to support businesses. Such loan has installments repayable on a quarterly basis starting from January 2023, after the 12-month interest-only period, and ending in December 2027. This long-term debt provides for variable interest installments determined based on the three-month Euribor (360) plus a 2.00% spread.

In March 2022, the Parent obtained a long-term loan from a financial institution, amounting to 38. This loan, which is guaranteed by an Italian governmental authority, has been made available as part of the measures to support the participation by the Group to furniture fairs. Such loan has installments repayable on a semi-annual basis starting from June 2023, after the 12-month interest-only period, and ending in December 2025. This long-term debt provides for a 0.055% subsidized fixed interest installments.

During 2022 and 2021, the Company made all installment payments related to the aforementioned long-term borrowings.

Interest expense related to long-term borrowings for the years ended December 31, 2022, 2021 and 2020 is 423, 405 and 405, respectively. Interest due is paid with the related installment.